UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07154

Cohen & Steers Total Return Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2016

Item 1. Schedule of Investments

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCK—REAL ESTATE 78.7%
DIVERSIFIED 4.0%
American Assets Trust	113,637	$4,929,573
Vornado Realty Trust	96,952	9,812,512
		14,742,085
HEALTH CARE 10.9%
CareTrust REIT	308,792	4,563,946
HCP	325,612	12,356,975
Healthcare Trust of America, Class A	159,318	5,196,953
Omega Healthcare Investors	218,064	7,730,369
Physicians Realty Trust	331,237	7,134,845
Ventas	45,431	3,208,792
		40,191,880
HOTEL 2.9%
Extended Stay America	78,852	1,119,698
Host Hotels & Resorts	354,600	5,521,122
Sunstone Hotel Investors	299,729	3,833,534
		10,474,354
INDUSTRIALS 4.3%
Prologis	296,201	15,858,601

NET LEASE 5.2%
Four Corners Property Trust	154,071	3,286,334
Gaming and Leisure Properties	123,538	4,132,346
National Retail Properties	134,515	6,840,088
Spirit Realty Capital	369,925	4,931,100
		19,189,868
OFFICE 8.4%
Alexandria Real Estate Equities	55,636	6,051,528
Boston Properties	23,106	3,149,117
Douglas Emmett	153,826	5,634,646
Empire State Realty Trust, Class A	140,822	2,950,221
Kilroy Realty Corp.	121,283	8,410,976
SL Green Realty Corp.	42,777	4,624,193
		30,820,681
RESIDENTIAL 13.9%
APARTMENT 12.9%
American Campus Communities	95,103	4,837,890

	Number of Shares	Value
Apartment Investment & Management Co.	157,897	$7,249,051
AvalonBay Communities	10,178	1,810,056
Colony Starwood Homes	99,983	2,869,512
Equity Residential	130,997	8,427,037
Essex Property Trust	37,166	8,276,868
UDR	396,539	14,271,439
		47,741,853
MANUFACTURED HOME 1.0%
Sun Communities	45,334	3,557,812
TOTAL RESIDENTIAL		51,299,665

SELF STORAGE 5.2%
CubeSmart	268,881	7,329,696
Extra Space Storage	72,604	5,765,484
Life Storage	16,212	1,441,895
Public Storage	21,312	4,755,560
		19,292,635
SHOPPING CENTERS 16.6%
COMMUNITY CENTER 6.1%
Brixmor Property Group	178,564	4,962,294
Kimco Realty Corp.	102,956	2,980,576
Ramco-Gershenson Properties Trust	262,531	4,919,831
Regency Centers Corp.	86,645	6,714,121
Tanger Factory Outlet Centers	72,588	2,828,028
		22,404,850
REGIONAL MALL 10.5%
General Growth Properties	139,596	3,852,850
Macerich Co. (The)	42,583	3,443,687
Simon Property Group	151,956	31,456,412
		38,752,949
TOTAL SHOPPING CENTERS		61,157,799

SPECIALTY 7.3%
CyrusOne	141,157	6,714,838
DuPont Fabros Technology	73,339	3,025,234
Equinix	31,156	11,223,949
QTS Realty Trust, Class A	113,535	6,000,325
		26,964,346
TOTAL COMMON STOCK (Identified cost—$190,924,703)		289,991,914

	Number of Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE 17.6%
BANKS 0.5%
First Republic Bank, 5.625%	16,069	$410,884
Huntington Bancshares, 6.25%, Series D	16,000	440,640
Regions Financial Corp., 6.375%, Series B	40,000	1,158,000
		2,009,524
FINANCIAL 0.4%
DIVERSIFIED FINANCIAL SERVICES 0.1%
KKR & Co. LP, 6.75%, Series A	16,000	433,280

INVESTMENT BANKER/BROKER 0.3%
Morgan Stanley, 6.375%, Series I	40,000	1,114,800
TOTAL FINANCIAL		1,548,080

INDUSTRIALS—CHEMICALS 0.2%
CHS, 6.75%	30,000	858,900

REAL ESTATE 16.2%
DIVERSIFIED 5.3%
Colony Financial, 8.50%, Series A	49,220	1,262,493
DuPont Fabros Technology, 6.625%, Series C	20,000	565,800
EPR Properties, 6.625%, Series F	65,000	1,701,700
Lexington Realty Trust, 6.50%, Series C ($50 Par Value)	11,300	596,075
National Retail Properties, 6.625%, Series D	109,000	2,799,120
National Retail Properties, 5.70%, Series E	24,000	615,360
NorthStar Realty Finance Corp., 8.50%, Series D	48,850	1,257,399
NorthStar Realty Finance Corp., 8.75%, Series E	59,180	1,509,090
PS Business Parks, 5.75%, Series U	55,139	1,406,044
PS Business Parks, 5.70%, Series V	35,000	899,150
Urstadt Biddle Properties, 7.125%, Series F	20,000	523,000
VEREIT, 6.70%, Series F	152,647	4,066,516
Vornado Realty Trust, 6.625%, Series I	30,796	793,613
Vornado Realty Trust, 5.70%, Series K	20,000	511,000
Wells Fargo Real Estate Investment Corp., 6.375%, Series A	35,135	931,429
		19,437,789
HEALTH CARE 0.2%
Welltower, 6.50%, Series J	33,400	868,400

HOTEL 1.9%
Ashford Hospitality Trust, 7.375%, Series F	43,000	1,115,420

	Number of Shares	Value
Chesapeake Lodging Trust, 7.75%, Series A	20,000	$517,000
Hersha Hospitality Trust, 6.50%, Series D	35,000	888,650
Hospitality Properties Trust, 7.125%, Series D	38,600	979,282
LaSalle Hotel Properties, 6.375%, Series I	25,000	641,250
LaSalle Hotel Properties, 6.30%, Series J	24,810	635,012
Summit Hotel Properties, 6.45%, Series D	26,000	681,330
Sunstone Hotel Investors, 6.95%, Series E	35,000	947,800
Sunstone Hotel Investors, 6.45%, Series F	26,825	696,109
		7,101,853
INDUSTRIALS 0.7%
Monmouth Real Estate Investment Corp., 7.875%, Series B	20,000	522,000
Rexford Industrial Realty, 5.875%, Series A	40,000	1,012,000
STAG Industrial, 6.875%, Series C	28,000	753,760
		2,287,760
OFFICE 1.3%
Corporate Office Properties Trust, 7.375%, Series L	28,428	736,285
Government Properties Income Trust, 5.875%, due 5/1/46	40,000	1,034,400
Kilroy Realty Corp., 6.875%, Series G	75,000	1,927,500
SL Green Realty Corp., 6.50%, Series I	40,000	1,055,600
		4,753,785
RESIDENTIAL 1.2%
APARTMENT 0.8%
American Homes 4 Rent, 6.50%, Series D	26,825	718,105
American Homes 4 Rent, 6.35%, Series E	28,000	726,880
Apartment Investment & Management Co., 6.875%	23,456	656,533
Blue Rock Residential Growth REIT, 8.25%, Series A	34,725	920,213
		3,021,731
MANUFACTURED HOME 0.4%
Equity Lifestyle Properties, 6.75%, Series C	38,971	1,015,195
UMH Properties, 8.00%, Series B	20,000	553,000
		1,568,195
TOTAL RESIDENTIAL		4,589,926

SELF STORAGE 1.3%
Public Storage, 5.40%, Series B	85,000	2,244,850
Public Storage, 5.125%, Series C	40,000	1,044,800

	Number of Shares	Value
Public Storage, 4.95%, Series D	55,900	$1,442,779
		4,732,429
SHOPPING CENTERS 3.3%
COMMUNITY CENTER 1.7%
Cedar Realty Trust, 7.25%, Series B	46,000	1,182,200
DDR Corp., 6.50%, Series J	77,100	1,971,447
DDR Corp., 6.25%, Series K	102,362	2,668,578
Washington Prime Group, 7.50%, Series H	19,000	495,520
		6,317,745
REGIONAL MALL 1.6%
CBL & Associates Properties, 7.375%, Series D	45,999	1,150,435
General Growth Properties, 6.375%, Series A	50,000	1,295,000
Pennsylvania REIT, 8.25%, Series A	25,000	641,000
Taubman Centers, 6.50%, Series J	33,470	874,571
Taubman Centers, 6.25%, Series K	71,351	1,863,688
		5,824,694
TOTAL SHOPPING CENTERS		12,142,439

SPECIALTY 1.0%
Digital Realty Trust, 7.375%, Series H	88,000	2,419,120
Digital Realty Trust, 6.35%, Series I	50,000	1,334,000
		3,753,120
TOTAL REAL ESTATE		59,667,501

TECHNOLOGY—SOFTWARE 0.3%
eBay, 6.00%, due 2/1/56	35,000	949,900
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$61,300,898)		65,033,905

PREFERRED SECURITIES—CAPITAL SECURITIES 2.7%
BANKS 0.8%
Bank of America Corp., 6.30%, Series DD	1,340,000	1,458,925
Bank of America Corp., 6.50%, Series Z	1,000,000	1,084,375
Farm Credit Bank of Texas, 10.00%, Series I	500	593,750
		3,137,050
BANKS—FOREIGN 1.1%
Banco Bilbao Vizcaya Argentaria SA, 9.00% (Spain)	400,000	411,027
Barclays PLC, 8.25% (United Kingdom)	1,000,000	1,002,500
BNP Paribas SA, 7.625%, 144A (France)(a)	400,000	412,713

		Number of Shares	Value
Credit Suisse Group AG, 7.50%, 144A (Switzerland)(a)		200,000	$203,975
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (Germany)(a)		500,000	596,250
Royal Bank of Scotland Group PLC, 8.625% (United Kingdom)		400,000	392,500
UBS Group AG, 6.875% (Switzerland)		600,000	593,565
UBS Group AG, 7.125% (Switzerland)		400,000	406,380
			4,018,910
INSURANCE—PROPERTY CASUALTY—FOREIGN 0.2%
QBE Insurance Group Ltd., 6.75%, due 12/2/44 (Australia)		606,000	672,660

REAL ESTATE—DIVERSIFIED 0.3%
QCP SNF West/Central/East/AL REIT LLC, 8.125%, due 11/1/23, 144A(a)		1,000,000	1,018,125

TELECOMMUNICATION 0.3%
Qualitytech LP/QTS Finance Corp., 5.875%, due 8/1/22		1,000,000	1,026,250
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$9,486,022)			9,872,995

SHORT-TERM INVESTMENTS 0.3%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19%(b)		1,200,000	1,200,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$1,200,000)			1,200,000

TOTAL INVESTMENTS (Identified cost—$262,911,623)	99.3%		366,098,814

OTHER ASSETS IN EXCESS OF LIABILITIES	0.7		2,498,900

NET ASSETS (Equivalent to $14.10 per share based on 26,135,469 shares of common stock outstanding)	100.0%		$368,597,714

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a) Resale is restricted to qualified institutional investors. Aggregate holdings equal 0.6% of the net assets of the Fund.

(b) Rate quoted represents the annualized seven-day yield of the Fund.

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter options are valued based upon prices provided by the respective counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a third-party pricing service or third-party broker dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities may or may not be an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.  There were no transfers between Level 1 and Level 2 securities as of September 30, 2016.

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$289,991,914	$289,991,914	$—	$—
Preferred Securities - $25 Par Value	65,033,905	65,033,905	—	—
Preferred Securities - Capital Securities	9,872,995	—	9,872,995	—
Short-Term Investments	1,200,000	—	1,200,000	—
Total Investments(a)	$366,098,814	$355,025,819	$11,072,995	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2. Derivative Instruments

Options:  The Fund may purchase and write exchange-listed and over-the-counter put or call options on securities, stock indices and other financial instruments to enhance portfolio returns and reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities.  Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

At September 30, 2016, the Fund did not have any option contracts outstanding.

Transactions in written option contracts during the nine months ended September 30, 2016, were as follows:

	Number
	of Contracts	Premiums
Written option contracts outstanding at December 31, 2015	302	$13,590
Option contracts expired	(302)	(13,590)
Written option contracts outstanding at September 30, 2016	—	$—

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 3.   Income Tax Information

As of September 30, 2016, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$262,911,623
Gross unrealized appreciation	$104,205,449
Gross unrealized depreciation	(1,018,258)
Net unrealized appreciation	$103,187,191

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Principal Executive Officer

Date: November 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal		Title: Treasurer and Principal
	Executive Officer		Financial Officer

Date: November 23, 2016